Organization (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 30, 2015	Mar. 31, 2025	Sep. 30, 2025
Entity incorporation date	Sep. 30, 2015	Sep. 30, 2015
Reverse stock splits description			On August 29, 2024, the Company held a special meeting of securityholders (the “Special Meeting”). At the Special Meeting, the Company’s securityholders approved the proposal to amend the Second Amended and Restated Certificate of Incorporation to effect a reverse stock split with respect to the Company’s issued and outstanding Class A Common Stock, at a ratio of up to 1-for-50, with the final ratio and exact timing to be determined at the discretion of the Board of Directors (the “2024 Reverse Stock Split”). On September 10, 2024, the Board determined to effect a reverse stock split at a ratio of 1-for-50, effective as of September 19, 2024 and filed an amendment with the Secretary of State of the State of Delaware. The Class B Common Stock was not affected by the 2024 Reverse Stock Split.
Banzai International Inc [Member]
Asset acquisition, consideration transferred		$ 100,000,000